Gains and Losses On Foreign Currency (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Foreign Currency Transaction Gain (Loss), before Tax [Abstract]
Net loss on transactions conducted in a foreign currency	$ (5)	$ (2)	$ (2)